Cost of Sales - Summary of Detailed Information About Cost of Sales Explanatory (Detail) $ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	$ 1,958.4	$ 1,958.4	$ 2,750.5	$ 2,750.5
Cost of sales [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Inventories recognized as cost of sales		1,815.7		2,575.2
Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales		29.3		24.4
Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales		1,789.4		2,318.2
Steel [Member] | Cost of sales [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales		0.0		40.3
Steel [Member] | Tariffs [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales		0.0		225.0
Freight [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales		142.7		175.3
Non Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales		$ 26.3		$ 32.0